MARKETABLE EQUITY SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 3,684	$ 13,861
Unrealized gain (loss), net	(2,000)	(10,177)	$ 1,828
Balance at end of year	$ 1,684	$ 3,684	$ 13,861